Reserves (Details Narrative)	12 Months Ended
Dec. 31, 2019
PRC's Foreign Investment Enterprises [Member]
Legal reserves percentage description	Pursuant to the laws applicable to the PRC's Foreign Investment Enterprises, the Company must make appropriations from after-tax profit to non-distributable reserve funds. Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax profits as determined under the PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company's discretion. These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends.